Segments and Geographical Information - Assets and Liabilities by Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Write down of assets held for sale	$ 30